BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
BENEFIT PLANS	BENEFIT PLANS
The employees of the combined subsidiaries of New IAC participate in the IAC/InterActiveCorp Retirement Savings Plan ("the Plan"), which is a retirement savings plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. Under the Plan, participating employees may contribute up to 50% of their pre-tax earnings, but not more than statutory limits. Prior to July 2019, New IAC contributed a dollar for each dollar a participant contributed in this plan, with a maximum contribution of 3% of a participant's eligible earnings. In June 2019, Old IAC approved a change to the matching contribution to 100% of the first 10% of compensation, subject to IRS limits on the Old IAC's matching contribution maximum, that a participant contributes to the Plan. This change was phased in beginning July 1, 2019 and was fully implemented by all of the entities comprising New IAC participating in the Plan no later than January 1, 2020. Matching contributions for the Plan for the years ended December 31, 2019, 2018 and 2017 are $15.4 million, $10.2 million and $8.8 million, respectively. Matching contributions are invested in the same manner as each participant's voluntary contributions in the investment options provided under the Plan. An investment option in the Plan is Old IAC common stock, but neither participant nor matching contributions are required to be invested in Old IAC common stock. The increase in matching contributions in 2019 is due primarily to the aforementioned change to New IAC's matching contribution. The increase in matching contributions in 2018 is due primarily to an increase in participation in the Plan due to increases in headcount from the Combination and continued corporate growth at ANGI, Vimeo and Dotdash.
New IAC also has or participates in various benefit plans, principally defined contribution plans, for its international employees. New IAC contributions for these plans for the years ended December 31, 2019, 2018 and 2017 are $1.0 million, $0.6 million and $0.3 million, respectively.